Schedule of Investments (unaudited) January 31, 2020	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 15.2%
APA Group	2,714,593	$20,589,825
AusNet Services	3,274,547	3,880,096
Australia & New Zealand Banking Group Ltd.	3,335,539	57,499,129
Bendigo & Adelaide Bank Ltd.	4,113,629	28,667,767
Commonwealth Bank of Australia	3,332,822	190,228,446
CSR Ltd.	4,394,879	14,298,853
Fortescue Metals Group Ltd.	2,698,165	20,573,598
Harvey Norman Holdings Ltd.	4,610,101	13,054,758
National Australia Bank Ltd.	4,500,625	77,914,692
Perpetual Ltd.(a)	3,777,929	107,994,013
Suncorp Group Ltd.	2,696,238	23,212,248
Sydney Airport	3,038,905	17,068,568
Tabcorp Holdings Ltd.	2,545,707	7,992,806
Wesfarmers Ltd.	3,724,570	112,727,184
Westpac Banking Corp.	3,994,864	67,179,945

		762,881,928

Austria — 0.9%
Oesterreichische Post AG	1,163,743	44,235,347

Belgium — 1.1%
Proximus SADP	1,961,643	55,912,534

Canada — 4.5%
Bank of Nova Scotia (The)	918,167	50,179,661
Canadian Imperial Bank of Commerce	949,640	77,490,567
Emera Inc.	959,651	42,781,765
IGM Financial Inc.	1,248,914	36,139,230
Russel Metals Inc.	1,205,495	19,578,868

		226,170,091

Denmark — 0.9%
Danske Bank A/S	2,600,260	43,534,646

Finland — 5.5%
Elisa OYJ	721,290	43,435,796
Fortum OYJ	894,823	21,677,317
Nokian Renkaat OYJ	778,117	20,962,743
Nordea Bank Abp	14,646,702	115,670,447
Sampo OYJ, Class A	1,070,595	48,489,543
UPM-Kymmene OYJ	751,316	23,754,322

		273,990,168

France — 6.7%
BNP Paribas SA	1,623,591	86,445,636
Bouygues SA	1,254,094	49,657,099
Engie SA	1,387,511	23,925,679
Lagardere SCA	1,373,813	26,110,187
Natixis SA	1,512,672	6,408,661
Orange SA	1,272,105	18,051,811
Societe Generale SA	1,953,093	63,255,120
TOTAL SA	1,244,964	60,905,506

		334,759,699

Germany — 5.9%
Aareal Bank AG(a)	3,086,553	101,315,766
Freenet AG	3,693,197	82,019,748
ProSiebenSat.1 Media SE	3,184,803	42,299,853
RTL Group SA	940,795	42,850,418
TUI AG	2,817,664	28,911,689

		297,397,474

Security	Shares	Value

Hong Kong — 2.0%
PCCW Ltd.	9,284,000	$5,487,973
VTech Holdings Ltd.	10,132,200	92,189,201

		97,677,174

Italy — 9.5%
Azimut Holding SpA(a)	7,568,356	186,113,165
Banca Mediolanum SpA	6,770,999	61,154,525
Enel SpA	5,048,604	43,947,658
Eni SpA	5,842,979	81,962,964
Intesa Sanpaolo SpA	9,457,731	23,535,220
Italgas SpA	4,685,737	31,135,638
Snam SpA	5,711,923	30,617,990
UnipolSai Assicurazioni SpA	6,748,285	18,097,851

		476,565,011

Netherlands — 3.8%
ABN AMRO Bank NV, CVA(b)	2,880,196	50,175,629
Aegon NV	2,591,820	10,538,305
BE Semiconductor Industries NV	3,074,950	130,888,233

		191,602,167

New Zealand — 2.1%
SKYCITY Entertainment Group Ltd.	18,970,861	44,688,248
Spark New Zealand Ltd.	20,540,066	61,943,060

		106,631,308

Norway — 2.2%
Equinor ASA	1,062,395	19,264,827
Mowi ASA	1,224,233	29,245,168
Salmar ASA	1,291,615	63,293,030

		111,803,025

Portugal — 1.3%
EDP — Energias de Portugal SA	12,812,404	64,234,960

Spain — 4.0%
Enagas SA	2,435,466	65,639,291
Mapfre SA	3,210,302	8,225,304
Naturgy Energy Group SA	2,504,551	66,057,948
Red Electrica Corp. SA	2,130,156	42,574,131
Telefonica SA	2,519,137	17,054,545

		199,551,219

Sweden — 6.3%
Hennes & Mauritz AB, Class B	4,006,109	87,968,022
JM AB(a)	3,509,348	107,261,278
Skandinaviska Enskilda Banken AB, Class A	3,588,299	35,456,168
Swedbank AB, Class A	4,544,744	69,901,729
Telia Co. AB	3,293,441	14,094,758

		314,681,955

Switzerland — 4.0%
Swiss Prime Site AG, Registered	148,082	18,087,054
Swiss Re AG	185,844	21,003,677
Swisscom AG, Registered	154,008	84,569,067
Zurich Insurance Group AG	185,336	77,001,540

		200,661,338

United Kingdom — 23.0%
Aviva PLC	4,952,830	26,010,829
BP PLC	4,457,922	26,837,677
British American Tobacco PLC	5,132,364	227,151,133
BT Group PLC	5,348,888	11,346,318
Centamin PLC	3,414,819	6,121,925
Crest Nicholson Holdings PLC	6,442,743	42,464,132
Galliford Try Holdings PLC(a)	7,270,113	14,300,448

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
GlaxoSmithKline PLC	4,093,202	$96,258,583
HSBC Holdings PLC	4,719,541	34,329,138
IG Group Holdings PLC	6,107,536	53,442,248
Legal & General Group PLC	4,343,239	17,490,667
Marks & Spencer Group PLC	3,984,769	9,244,794
National Grid PLC	4,240,599	56,223,810
Phoenix Group Holdings PLC	5,151,258	51,471,159
Royal Dutch Shell PLC, Class A	4,746,690	124,791,376
SSE PLC	6,247,826	124,238,351
Standard Life Aberdeen PLC	7,611,358	30,250,385
United Utilities Group PLC	3,644,638	48,692,221
Vistry Group PLC	3,930,000	71,491,280
Vodafone Group PLC	7,387,686	14,539,507
WPP PLC	5,276,811	65,733,201

		1,152,429,182

Total Common Stocks — 98.9% (Cost: $4,945,841,748)		4,954,719,226

Preferred Stocks

Germany — 0.6%
Schaeffler AG, Preference Shares, NVS	3,149,750	31,582,530

Total Preferred Stocks — 0.6% (Cost: $27,217,015)		31,582,530

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(c)	2,789,000	$2,789,000

Total Short-Term Investments — 0.0% (Cost: $2,789,000)		2,789,000

Total Investments in Securities — 99.5% (Cost: $4,975,847,763)		4,989,090,756

Other Assets, Less Liabilities — 0.5%		22,814,165

Net Assets — 100.0%		$5,011,904,921

(a)	Affiliate of the Fund.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Aareal Bank AG	2,732,221	442,753		(88,421)		3,086,553	$101,315,766	$6,448,280		$(534,573)	$(4,491,077)
Azimut Holding SpA	6,688,176	1,213,222		(333,042)		7,568,356	186,113,165	9,050,433		649,267	31,484,275
BlackRock Cash Funds: Institutional, SL Agency Shares	7,909,307	—		(7,909,307	)(b)	—	—	497,538	(c)	7,243	(2,345)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,573,349	1,215,651	(b)	—		2,789,000	2,789,000	50,046		—	—
Galliford Try Holding PLC	6,404,916	1,118,848		(253,651)		7,270,113	14,300,448	72,215,460		(246,586)	(35,760,790)
JM AB	3,104,799	542,615		(138,066)		3,509,348	107,261,278	—		641,116	36,719,496
Perpetual Ltd.	3,344,541	553,843		(120,455)		3,777,929	107,994,013	2,885,227		(320,264)	(542,252)

							$519,773,670	$91,146,984		$196,203	$27,407,307

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	48	03/19/20	$5,586	$76,263
Euro STOXX 50 Index	262	03/20/20	10,566	(393,021)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Select Dividend ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	89	03/20/20	$8,468	$(374,019)

				$(690,777)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,954,719,226	$—	$—	$4,954,719,226
Preferred Stocks	31,582,530	—	—	31,582,530
Money Market Funds	2,789,000	—	—	2,789,000

	$4,989,090,756	$—	$—	$4,989,090,756

Derivative financial instruments(a)
Assets
Futures Contracts	$76,263	$—	$—	$76,263
Liabilities
Futures Contracts	(767,040)	—	—	(767,040)

	$(690,777)	$—	$—	$(690,777)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3